UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     November 03, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total:    $148,975 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2128    24536 SH       OTHER                   24536        0        0
ABBOTT LABS                    COM              002824100     2041    39076 SH       OTHER                   39076        0        0
ADOBE SYS INC                  COM              00724F101     1758    67241 SH       OTHER                   67241        0        0
AETNA INC NEW                  COM              00817Y108     1535    48545 SH       OTHER                   48545        0        0
AIR PRODS & CHEMS INC          COM              009158106     2127    25687 SH       OTHER                   25687        0        0
ALLSTATE CORP                  COM              020002101     2665    84458 SH       OTHER                   84458        0        0
AMGEN INC                      COM              031162100     1840    33396 SH       OTHER                   33396        0        0
ANADARKO PETE CORP             COM              032511107     2262    39643 SH       OTHER                   39643        0        0
APACHE CORP                    COM              037411105     2071    21183 SH       OTHER                   21183        0        0
APPLE INC                      COM              037833100     3566    12569 SH       OTHER                   12569        0        0
AT&T INC                       COM              00206R102     2547    89041 SH       OTHER                   89041        0        0
BANK OF AMERICA CORPORATION    COM              060505104      181    13826 SH       SOLE                    13826        0        0
BB&T CORP                      COM              054937107      484    20086 SH       OTHER                   20086        0        0
BECTON DICKINSON & CO          COM              075887109     1938    26156 SH       OTHER                   26156        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      200     3150 SH       OTHER                    3150        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2281    57668 SH       OTHER                   57668        0        0
CATERPILLAR INC DEL            COM              149123101     2507    31865 SH       OTHER                   31865        0        0
CHEVRON CORP NEW               COM              166764100      296     3654 SH       OTHER                    3654        0        0
CISCO SYS INC                  COM              17275R102     2440   111429 SH       OTHER                  111429        0        0
COCA COLA CO                   COM              191216100      234     4000 SH       OTHER                    4000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1519    89304 SH       OTHER                   89304        0        0
CONOCOPHILLIPS                 COM              20825C104     2133    37143 SH       OTHER                   37143        0        0
CVS CAREMARK CORPORATION       COM              126650100     2223    70653 SH       OTHER                   70653        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1976    59687 SH       OTHER                   59687        0        0
E M C CORP MASS                COM              268648102     2417   119018 SH       OTHER                  119018        0        0
EATON CORP                     COM              278058102      536     6494 SH       SOLE                     6494        0        0
ENTERGY CORP NEW               COM              29364G103     1938    25327 SH       OTHER                   25327        0        0
EXELON CORP                    COM              30161N101     2772    65100 SH       OTHER                   65100        0        0
EXXON MOBIL CORP               COM              30231G102     3884    62862 SH       OTHER                   62862        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      205    17620 SH       SOLE                    17620        0        0
FRANKLIN RES INC               COM              354613101     2498    23367 SH       OTHER                   23367        0        0
GENERAL ELECTRIC CO            COM              369604103      659    40531 SH       OTHER                   40531        0        0
GENERAL MLS INC                COM              370334104     2316    63377 SH       OTHER                   63377        0        0
GILEAD SCIENCES INC            COM              375558103     1604    45054 SH       OTHER                   45054        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1943    13437 SH       OTHER                   13437        0        0
HALLIBURTON CO                 COM              406216101     2536    76698 SH       OTHER                   76698        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      170    11669 SH       OTHER                   11669        0        0
HEWLETT PACKARD CO             COM              428236103     2330    55391 SH       OTHER                   55391        0        0
HOME DEPOT INC                 COM              437076102     2339    73819 SH       OTHER                   73819        0        0
HONEYWELL INTL INC             COM              438516106     2202    50117 SH       OTHER                   50117        0        0
INTEL CORP                     COM              458140100     2366   123246 SH       OTHER                  123246        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2635    19645 SH       OTHER                   19645        0        0
JOHNSON & JOHNSON              COM              478160104     2197    35456 SH       OTHER                   35456        0        0
JPMORGAN CHASE & CO            COM              46625H100      387    10164 SH       OTHER                   10164        0        0
KIMBERLY CLARK CORP            COM              494368103     2100    32279 SH       OTHER                   32279        0        0
MCDONALDS CORP                 COM              580135101     1942    26058 SH       OTHER                   26058        0        0
MCGRAW HILL COS INC            COM              580645109     1528    46222 SH       OTHER                   46222        0        0
MERCK & CO INC NEW             COM              58933Y105      346     9407 SH       OTHER                    9407        0        0
MORGAN STANLEY                 COM NEW          617446448     2068    83773 SH       OTHER                   83773        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108       85    13586 SH       SOLE                    13586        0        0
NIKE INC                       CL B             654106103     2175    27142 SH       OTHER                   27142        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2355    39578 SH       OTHER                   39578        0        0
ORACLE CORP                    COM              68389X105     2794   104052 SH       OTHER                  104052        0        0
PARKER HANNIFIN CORP           COM              701094104      378     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2211    33275 SH       OTHER                   33275        0        0
PNC FINL SVCS GROUP INC        COM              693475105      692    13328 SH       OTHER                   13328        0        0
POTASH CORP SASK INC           COM              73755L107     2271    15769 SH       OTHER                   15769        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      398    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     1858    68238 SH       OTHER                   68238        0        0
PROCTER & GAMBLE CO            COM              742718109     2752    45897 SH       OTHER                   45897        0        0
QUALCOMM INC                   COM              747525103     3013    66769 SH       OTHER                   66769        0        0
SCHLUMBERGER LTD               COM              806857108     2088    33894 SH       OTHER                   33894        0        0
SELECTIVE INS GROUP INC        COM              816300107      452    27728 SH       SOLE                    27728        0        0
STATE STR CORP                 COM              857477103     2056    54591 SH       OTHER                   54591        0        0
STRYKER CORP                   COM              863667101     1288    25732 SH       OTHER                   25732        0        0
SYSCO CORP                     COM              871829107     2059    72196 SH       OTHER                   72196        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1969    37328 SH       OTHER                   37328        0        0
UNION PAC CORP                 COM              907818108      360     4402 SH       SOLE                     4402        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2248    31555 SH       OTHER                   31555        0        0
UNIVEST CORP PA                COM              915271100    19837  1136125 SH       OTHER                 1136125        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2168    66516 SH       OTHER                   66516        0        0
WASTE MGMT INC DEL             COM              94106L109     2278    63743 SH       OTHER                   63743        0        0
WELLS FARGO & CO NEW           COM              949746101     2320    92365 SH       OTHER                   92365        0        0